Deposits - Maturity Schedule of Term Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of deposits from customers [line items]
Term deposits	$ 320,823	$ 343,646
Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	59,268	58,006
Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	14,869	8,397
Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	167,883	145,258
Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	19,177	26,885
Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term deposits	59,626	105,100
Within 1 year [member]
Disclosure of deposits from customers [line items]
Term deposits	223,969	228,237
Within 1 year [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	41,213	38,941
Within 1 year [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	14,859	8,387
Within 1 year [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	97,278	57,346
Within 1 year [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	10,993	18,819
Within 1 year [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term deposits	59,626	$ 104,744
Over 1 year to 2 years [member]
Disclosure of deposits from customers [line items]
Term deposits	27,988
Over 1 year to 2 years [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	10,096
Over 1 year to 2 years [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	14,382
Over 1 year to 2 years [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	3,510
Over 2 years to 3 years [member]
Disclosure of deposits from customers [line items]
Term deposits	32,178
Over 2 years to 3 years [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	5,065
Over 2 years to 3 years [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	3
Over 2 years to 3 years [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	25,761
Over 2 years to 3 years [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	1,349
Over 3 years to 4 years [member]
Disclosure of deposits from customers [line items]
Term deposits	21,132
Over 3 years to 4 years [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	1,712
Over 3 years to 4 years [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	18,166
Over 3 years to 4 years [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	1,254
Over 4 years to 5 years [member]
Disclosure of deposits from customers [line items]
Term deposits	10,909
Over 4 years to 5 years [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	1,145
Over 4 years to 5 years [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	2
Over 4 years to 5 years [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	8,911
Over 4 years to 5 years [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	851
Over 5 years [member]
Disclosure of deposits from customers [line items]
Term deposits	4,647
Over 5 years [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	37
Over 5 years [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	5
Over 5 years [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	3,385
Over 5 years [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	1,220
Within 3 months [member]
Disclosure of deposits from customers [line items]
Term deposits	109,938
Within 3 months [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	15,235
Within 3 months [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	14,462
Within 3 months [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	50,090
Within 3 months [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	4,232
Within 3 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term deposits	25,919
Over 3 months to 6 months [member]
Disclosure of deposits from customers [line items]
Term deposits	48,780
Over 3 months to 6 months [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	9,139
Over 3 months to 6 months [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	313
Over 3 months to 6 months [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	24,700
Over 3 months to 6 months [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	2,065
Over 3 months to 6 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term deposits	12,563
Over 6 months to 12 months [member]
Disclosure of deposits from customers [line items]
Term deposits	65,251
Over 6 months to 12 months [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	16,839
Over 6 months to 12 months [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	84
Over 6 months to 12 months [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	22,488
Over 6 months to 12 months [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	4,696
Over 6 months to 12 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term deposits	$ 21,144